UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-206705-15

Central Index Key Number of the issuing entity:     0001746406

CD 2018-CD7 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-206705

Central Index Key Number of the depositor:     0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of depositor as specified in its charter)

German American Capital Corporation
(Central Index Key Number 0001541294)
(Exact name of sponsor as specified in its charter)

Citi Real Estate Funding Inc.
(Central Index Key Number 0001701238)
(Exact name of sponsor as specified in its charter)

Cantor Commercial Real Estate Lending, L.P.
(Central Index Key Number 0001558761)
(Exact name of sponsor as specified in its charter)

Starwood Mortgage Funding II LLC
(Central Index Key Number 0001682523)
(Exact name of sponsor as specified in its charter)

Helaine M. Kaplan, (212) 250-5270
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 30, 2018

DEUTSCHE MORTGAGE & ASSET RECEIVING
CORPORATION
(Depositor)

	By:	/s/ Helaine Kaplan
Name: Helaine Kaplan
Title: President
(senior officer in charge of securitization of the
depositor)

	By:	/s/ Natalie Grainger
Name: Natalie Grainger
Title: Director

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)